Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

4. Goodwill

Goodwill is reviewed annually for impairment and whenever events or circumstances occur indicating that goodwill may be impaired. The company performed its annual impairment test in the fourth quarter of 2012, which indicated that goodwill was not impaired.

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2010	$197.9	$86.9	$111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	192.5	84.2	108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	$192.3	$83.6	$108.7